Note 11 - Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Text Block]	11. OTHER LIABILITIES The components of other liabilities are as follows (Dollar amounts in thousands):
	2012	2011

Accrued interest payable	$492	$645
Other	1,516	1,468

Total	$2,008	$2,113